Property and Equipment, Net - Summary of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 234,728		¥ 171,428
Less: accumulated depreciation	(137,087)		(102,002)
Construction in progress	6,202		136
Property and equipment, net	103,843	$ 16,295	69,562
Machinery
Property Plant And Equipment [Line Items]
Property and equipment, gross	31,539		31,098
Electronic Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	78,543		55,491
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	106,709		79,111
Furniture and Office Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	9,882		260
Motor Vehicle
Property Plant And Equipment [Line Items]
Property and equipment, gross	1,423		1,423
Software
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 6,632		¥ 4,045